Risks and Uncertainties	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

17. RISKS AND UNCERTAINTIES

Credit risk

The Company’s assets that are potentially subject to a significant concentration of credit risk primarily consist of bank balances and accounts receivable.

Bank balances

The Company believes that there is no significant credit risk associated with cash in Hong Kong, which were held by reputable financial institutions in the jurisdiction where the Company and its subsidiaries are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of approximately US$102,000 if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025 and June 30, 2026, bank balances of US$5,470 and US$305,823, respectively, maintained at financial institutions in Hong Kong were insured by the Hong Kong Deposit Protection Board.

On July 14, 2026, a bank balance of approximately US$2,800,000 under administrative restriction. As a result, these funds are currently unavailable for general corporate operations. Management of the Company is actively taking steps to resolve the matter and expects the restriction to be lifted as soon as practicable.

Accounts receivable

The Company has designed credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on customers and generally do not require collateral or other securities from such customers. The Company periodically evaluates the creditworthiness of the existing customers in determining an allowance for expected credit losses primarily based upon the aging of the receivable, the client’s payment history, its current creditworthiness, current economic trends and future expectations and customer specific quantitative and qualitative factors that may affect our customers’ ability to pay. Since all accounts receivable as at December 31, 2025 and June 30, 2026 are aged within two years, minimum credit risk was noted for accounts receivable.

Customer concentration risk

For the six months ended June 30, 2025, two customers accounted for 40.7% and 12.9% of our total revenues. For the six months ended June 30, 2026, three customers accounted for 47.7%, 24.8% and 14.3% of our total revenues. No other customer accounts for more than 10% of our revenues for the six months ended June 30, 2025 and 2026, respectively.

As of December 31, 2025, four customers accounted for 26.5%, 14.6%, 13.8% and 10.2% of the total balance of accounts receivable. As of June 30, 2026, three customers accounted for 20.1%, 11.1% and 10.5% of the total balance of accounts receivable. No other customer accounts for more than 10% of our accounts receivable as of December 31, 2025 and June 30, 2026, respectively.

Interest rate risk

The Company is exposed to cash flow interest rate risk through the changes in interest rates related mainly to the Company’s bank borrowings and cash and cash equivalents. The Company currently does not have any interest rate hedging policy in relation to fair value interest rate risk and cash flow interest rate risk. The directors monitor the Company’s exposures on an ongoing basis and will consider hedging the interest rate should the need arises.

Foreign currency risk

The reporting currency of the Company is US$. To date the majority of the revenues and costs are denominated in HK$ and a significant portion of the assets and liabilities are denominated in HK$. There was no significant exposure to foreign exchange rate fluctuations and the Company has not maintained any hedging policy against foreign currency risk. The management will consider hedging significant currency exposure should the need arise.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of twelve months, including through operations and financial support from our Controlling Shareholder, financial institutions, and investors. We are continuing to focus on improving operational efficiency and cost reductions and enhancing efficiency, as well as servicing of financial obligations: this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters. Our ability to continue as a going concern is dependent upon obtaining the necessary financing or negotiating the terms of the existing short-term liabilities to meet our current and future liquidity needs.